LEASES - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Depreciation of lease assets	$ 9,740	$ 6,610	$ 1,192
Interest on lease liabilities	1,223	968	114
Operating lease costs	94,832	54,892	27,289
Short-term lease costs	20,315	8,719	1,433
Variable lease costs	19,060	8,088	1,021
Sublease income	(10,875)	(4,658)	(363)
Total lease costs	$ 134,295	$ 74,619	$ 30,686